INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
INVESTMENT PROPERTIES

4.	INVESTMENT PROPERTIES

As at December 31,	2022	2021

Income-producing properties	$8,486,105	$7,727,368
Properties under development	272,504	162,817
Land held for development	80,962	80,973
	$8,839,571	$7,971,158

Changes in investment properties are shown in the following table:

Years ended December 31,	2022			2021
	Income-producing properties	Properties under development	Land held for development	Income-producing properties	Properties under development	Land held for development
Balance, beginning of year	$7,727,368	$162,817	$80,973	$5,786,338	$31,488	$37,757
Maintenance or improvements	9,680	—	—	10,897	—	—
Leasing costs	10,153	—	—	2,456	3,298	—
Tenant allowances	574	—	—	3,439	—	—
Developments or expansions	43,940	228,099	2,853	8,726	88,729	1,906
Acquisitions (note 3)	471,112	14,603	6,578	857,939	24,093	63,692
Costs to complete acquired property	—	—	—	8,344	—	—
Disposals	—	—	—	(36,793)	—	—
Transfer to properties under development	—	17,549	(17,549)	—	16,812	(16,812)
Transfer to income-producing properties	223,040	(223,040)	—	—	—	—
Amortization of straight-line rent	10,591	—	—	8,889	—	—
Amortization of tenant allowances	(4,149)	—	—	(5,105)	—	—
Other changes	374	21	14	350	—	—
Fair value (losses) gains, net	(285,127)	56,536	6,929	1,300,499	(280)	(1,354)
Foreign currency translation, net	321,078	15,919	1,164	(157,468)	(1,323)	(747)
Classified as assets held for sale (note 5)	(42,529)	—	—	(61,143)	—	(3,469)
Balance, end of year	$8,486,105	$272,504	$80,962	$7,727,368	$162,817	$80,973

The Trust determines the fair value of an income-producing property based upon, among other things, rental income from current leases and assumptions about rental income from future leases reflecting market conditions and lease renewals at the applicable balance sheet dates, less future cash outflows in respect of such leases. Fair values are primarily determined by discounting the expected future cash flows, generally over a term of 10 years, plus a terminal value based on the application of a capitalization rate to estimated year 11 cash flows. The fair values of properties under development are measured using a discounted cash flow model, net of costs to complete, as of the balance sheet date. The Trust measures its investment properties using valuations prepared by management. The Trust does not measure its investment properties based on valuations prepared by external appraisers but uses such external appraisals as data points, together with other external market information accumulated by management, in arriving at its own conclusions on values. Management uses valuation assumptions such as discount rates, terminal capitalization rates and market rental rates applied in external appraisals or sourced from valuation experts; however, the Trust also uses its historical renewal experience with tenants, its direct knowledge of the specialized nature of certain of Granite's portfolio and tenant profile and its knowledge of the actual condition of the properties in making business judgments about lease renewal probabilities, renewal rents and capital expenditures. There has been no change in the valuation methodology during the year.
Included in investment properties as at December 31, 2022 is $48.6 million (2021 — $35.7 million) of net straight-line rent receivables arising from the recognition of rental revenue on a straight-line basis over the lease term.

Details about contractual obligations to purchase, construct and develop properties can be found in the commitments and contingencies note (note 22).
Tenant minimum rental commitments payable to Granite on non-cancellable operating leases as at December 31, 2022 are as follows:

2023	$413,975
2024	365,694
2025	338,939
2026	298,168
2027	267,601
2028 and thereafter	1,111,127
$2,795,504
Valuations are most sensitive to changes in discount rates and terminal capitalization rates. The key valuation metrics for income-producing properties by country are set out below:

As at December 31,	2022(1)			2021(1)
	Weighted average(2)	Maximum	Minimum	Weighted average(2)	Maximum	Minimum
Canada
Discount rate	6.26%	7.25%	5.25%	5.14%	6.50%	4.50%
Terminal capitalization rate	5.19%	6.50%	4.25%	4.54%	5.75%	4.00%

United States
Discount rate	6.45%	10.25%	5.50%	5.54%	9.25%	4.75%
Terminal capitalization rate	5.57%	9.25%	4.75%	4.79%	8.50%	3.75%

Germany
Discount rate	6.48%	11.00%	4.90%	6.48%	9.75%	4.90%
Terminal capitalization rate	5.50%	10.00%	4.30%	5.38%	8.75%	3.90%

Austria
Discount rate	8.59%	9.90%	8.15%	8.28%	9.50%	7.90%
Terminal capitalization rate	7.32%	7.90%	6.75%	7.16%	7.65%	6.65%

Netherlands
Discount rate	5.43%	6.85%	4.75%	4.44%	6.25%	3.60%
Terminal capitalization rate	5.73%	8.50%	5.00%	4.94%	7.40%	3.80%

Total
Discount rate	6.50%	11.00%	4.75%	5.67%	9.75%	3.60%
Terminal capitalization rate	5.66%	10.00%	4.25%	5.03%	8.75%	3.75%
(1)Excludes assets held for sale (note 5).
(2)Weighted based on income-producing property fair value.

The table below summarizes the sensitivity of the fair value of income-producing properties to changes in either the discount rate or terminal capitalization rate:

	Discount Rate		Terminal Capitalization Rate
Rate sensitivity	Fair value	Change in fair value	Fair value	Change in fair value
+50 basis points	$8,166,669	$(319,436)	$8,043,519	$(442,586)
+25 basis points	8,324,712	(161,393)	8,255,203	(230,902)
Base rate	8,486,105	—	8,486,105	—
-25 basis points	8,652,412	166,307	8,740,637	254,532
-50 basis points	$8,822,283	$336,178	$9,020,938	$534,833